Schedule of Notes and Amounts Receivable for the Equity Issued (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Notes And Amounts Receivable For Equity Issued
Notes receivable		$ 1,000,122	$ 1,158,832
Amounts receivable	[1]	61,940	34,809
Notes and Amounts Receivable for Equity Issued		$ 1,062,062	$ 1,193,641

[1]	Consists of receivables for the exercise of warrants and options at various exercise prices during the year